Schedule of investments
Optimum Large Cap Growth Fund
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.55%♣
Communication Services — 13.23%
Alphabet Class A	254,219	$ 90,850,244
Alphabet Class C	214,473	75,779,745
Meta Platforms Class A	96,395	54,298,339
Netflix †	280,173	20,004,352
Nexstar Media Group	11,062	1,975,563
NIQ Global Intelligence †	163,722	1,530,801
Reddit Class A †	41,946	7,280,987
Space Exploration Technologies Class A †	25,288	4,320,708
		256,040,739
Consumer Discretionary — 10.21%
Amazon.com †	326,515	77,821,585
Booking Holdings	48,753	8,689,735
Carnival	73,176	2,090,638
Chipotle Mexican Grill †	75,258	2,558,772
Expedia Group	34,173	8,744,187
H&R Block	32,775	1,248,072
Magic Leap Class A =, †	2,058	43,364
Murphy USA	1,937	1,043,791
On Holding Class A †	12,935	458,158
Ralph Lauren	15,172	6,090,192
Ross Stores	40,273	8,572,108
Royal Caribbean Cruises	16,820	5,340,855
Tesla †	147,173	61,900,964
Travel + Leisure	37,098	2,835,400
Viking Holdings †	74,919	7,841,772
Wingstop	12,848	2,227,972
		197,507,565
Consumer Staples — 1.01%
Costco Wholesale	11,661	10,908,516
Estee Lauder Class A	110,467	8,721,369
		19,629,885
Energy — 1.01%
EOG Resources	16,929	2,196,199
HF Sinclair	81,565	5,681,002
Phillips 66	60,759	10,271,309
TechnipFMC	22,200	1,471,860
		19,620,370
Financials — 5.98%
Ally Financial	222,256	10,212,663
Bank of America	149,012	8,490,704
Chime Financial Class A †	69,058	1,414,308
Citigroup	66,026	9,240,999
Hamilton Lane Class A	91,583	7,219,488
Interactive Brokers Group Class A	127,579	11,104,476
Mastercard Class A	51,295	26,345,112
Morningstar	54,859	8,559,101
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
MSCI	15,148	$ 8,483,486
Popular	90,763	14,901,470
Tradeweb Markets Class A	21,823	2,174,880
Visa Class A	19,891	6,824,403
XP Class A	41,523	675,164
		115,646,254
Healthcare — 7.06%
AbbVie	12,945	3,257,480
Alnylam Pharmaceuticals †	73,248	22,049,845
Ascendis Pharma †	22,650	6,041,208
Caris Life Sciences †	247,605	4,412,321
Eli Lilly & Co.	50,575	60,661,172
Exelixis †	104,019	5,659,674
Halozyme Therapeutics †	121,928	9,543,305
IDEXX Laboratories †	8,767	4,615,300
Intuitive Surgical †	29,000	11,532,720
Vertex Pharmaceuticals †	17,855	8,869,114
		136,642,139
Industrials — 8.39%
Acuity	15,394	5,798,304
Advanced Drainage Systems	33,378	5,239,011
Bloom Energy Class A †	3,366	1,018,888
Cintas	9,659	1,642,803
Comfort Systems USA	2,467	4,889,471
Donaldson	26,788	2,404,759
Dycom Industries †	14,520	7,341,167
EMCOR Group	2,372	1,968,475
Everus Construction Group †	12,781	2,121,007
ExlService Holdings †	67,246	1,738,981
GE Vernova	16,762	19,693,003
HEICO	6,645	2,366,882
Howmet Aerospace	122,252	32,868,673
Johnson Controls International	31,445	4,594,429
Lyft Class A †	249,123	3,639,687
MasTec †	3,330	1,385,480
Nordson	7,349	2,217,120
Planet Labs PBC †	345,982	11,462,384
Powell Industries	5,777	1,654,302
Rocket Lab †	34,044	3,460,573
Rolls-Royce Holdings	118,591	2,273,347
Sterling Infrastructure †	5,410	4,540,937
Uber Technologies †	10,538	760,422
UL Solutions Class A	12,822	1,306,049
Vertiv Holdings Class A	74,087	24,805,809
Vicor †	13,701	5,203,366
Westinghouse Air Brake Technologies	22,443	6,050,633
		162,445,962
NQ- OPTLG [0626] 0826 (5831270)    1

Schedule of investments
Optimum Large Cap Growth Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology — 52.21%
Advanced Micro Devices †	36,178	$ 21,016,162
Amphenol Class A	211,601	37,309,488
Apple	485,733	140,551,701
Applied Materials	42,566	30,775,218
Applied Optoelectronics †	5,043	747,171
Arista Networks †	85,363	14,501,466
ASML Holding	7,816	15,477,055
Broadcom	160,082	60,470,975
Ciena †	48,563	23,823,065
Cloudflare Class A †	67,331	16,514,948
Corning	54,453	13,908,930
Crowdstrike Holdings Class A †	1,794	1,369,073
Datadog Class A †	63,640	16,569,310
Dell Technologies Class C	9,113	3,931,895
Docusign †	29,874	1,327,003
Dynatrace †	49,828	2,187,947
Elastic †	31,663	1,805,424
Everpure Class A †	16,778	1,321,939
Fabrinet †	8,033	4,515,189
Fair Isaac †	4,553	5,439,833
FormFactor †	518	82,844
Gen Digital	238,129	5,927,031
Intuit	3,144	820,584
IREN †	9,464	432,789
Jabil	24,811	9,564,144
Keysight Technologies †	4,373	1,530,856
KLA	34,490	10,405,978
Lam Research	37,085	16,070,043
Lumentum Holdings †	1,265	1,085,446
Micron Technology	29,896	34,508,654
Microsoft	296,522	110,608,636
MongoDB †	23,749	7,977,289
Monolithic Power Systems	991	1,369,919
nCino †	104,035	1,700,972
NetApp	23,592	3,651,098
NVIDIA	1,409,065	281,939,816
Okta †	19,211	2,621,341
Oracle	62,152	9,108,376
Palantir Technologies Class A †	138,583	16,168,479
Pegasystems	86,060	2,579,218
Rambus †	6,147	815,953
Rubrik Class A †	16,442	1,319,964
Samsung Electronics	28,826	6,396,410
Sandisk †	2,711	6,164,082
Sanmina †	26,363	6,671,948
Semtech †	21,737	3,518,133
ServiceNow †	14,438	1,433,405
SiTime †	3,313	2,470,040
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Snowflake Class A †	58,823	$ 14,970,454
Super Micro Computer †	58,916	1,728,006
Synopsys †	29,721	13,257,646
Teradata †	56,850	1,969,853
TTM Technologies †	8,209	1,535,247
Twilio Class A †	29,441	6,074,562
Ubiquiti	886	473,151
Viavi Solutions †	104,948	5,011,267
Western Digital	3,118	1,991,529
Zscaler †	21,236	2,997,461
		1,010,516,416
Materials — 0.45%
Ecolab	17,392	4,845,585
Southern Copper	22,505	3,921,721
		8,767,306
Total Common Stocks (cost $1,130,386,092)		1,926,816,636

Exchange-Traded Fund — 0.17%
iShares Russell 1000 Growth ETF	26,194	3,252,509
Total Exchange-Traded Fund (cost $3,224,611)		3,252,509

Rights — 0.00%
Healthcare — 0.00%
ABIOMED =, †	15,699	16,013
Total Rights (cost $0)		16,013

Short-Term Investments — 0.38%
Money Market Mutual Funds — 0.38%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	1,871,722	1,871,722
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	1,871,722	1,871,722
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	1,871,722	1,871,722

2    NQ- OPTLG [0626] 0826 (5831270)

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	1,871,723	$ 1,871,723
Total Short-Term Investments (cost $7,486,889)		7,486,889

Total Value of Securities—100.10% (cost $1,141,097,592)		1,937,572,047
Liabilities Net of Receivables and Other Assets—(0.10%)		(2,031,278)
Net Assets Applicable to 73,620,165 Shares Outstanding—100.00%		$1,935,540,769

♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Summary of abbreviations:
ETF – Exchange-Traded Fund
PBC – Public Benefit Corporation
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